Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Balances of Due to Related Parties

As of March 31, 2025 and 2024, the balances of due to related parties were as follows:

		2025	2024
Due to related parties
Mr. Ngo Chiu Lam (a)	(1)	$617,944	$203,990
KC-CRFG JV (c)	(1)	184,019	91,719
KC-Glory JV (d)	(1)	320,278	318,436
KC-Geotech JV (e)	(1)	237,783	242,870
		$1,360,024	$857,015

(1)	The balance represented the advances from the director. Amounts due to joint ventures are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.

Schedule of Balances of Accounts Receivable, Net from Joint Venture

As of March 31, 2025 and 2024, the balances of accounts receivable, net from joint venture were as follows:

	2025	2024
Accounts receivable, net
KC-Glory JV (d)	$1,363,517	$1,493,591
	$1,363,517	$1,493,591

Schedule of Balances of Contract Assets, Net from Joint Ventures

As of March 31, 2025 and 2024, the balances of contract assets, net from joint ventures were as follows:

	2025	2024
Contract assets, net
KC-CRFG JV (c)	$303,585	$257,698
KC-Glory JV (d)	177,965	194,943
KC-Geotech JV (e)	42,600	41,480
	$524,150	$494,121

As of March 31, 2025 and 2024, the balances of contract liabilities from joint ventures were as follows:

	2025	2024
Contract liabilities
KC-CRFG JV (c)	$359,629	$536,341
	$359,629	$536,341

Schedule of Related Party Transactions are Measured at the Exchange Amount

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.

	2025	2024	2023
Provision of construction services
KC-CRFG JV (c)	$4,695,289	$6,884,950	$8,937,204
KC-Glory JV (d)	-	338,800	2,888,169
KC-Geotech JV (e)	622	2,301,097	3,939,946
	$4,695,911	$9,524,847	$15,765,319

	2025	2024	2023
Consultancy fee income
KC-CRFG JV (c)	$10	$35,736	$60,452
KC-Geotech JV (e)	44,399	63,658	78,910
	$44,409	$99,394	$139,362